Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2022
Summary of research and development expenses

	Six Months Ended June 30,
	2022	2021

	(in US$’000)
Clinical trial related costs	122,513	72,721
Personnel compensation and related costs	52,738	41,056
Other research and development expenses	6,490	9,273
	181,741	123,050